Intangible assets	12 Months Ended
Dec. 31, 2022
Intangible assets
Intangible assets	7. Intangible assets

Intangible assets are comprised of the Mineral Royalties Online (“MRO”) royalty database. The MRO database is not commercially available to the Company’s competitors. MRO virtually integrates global mining royalties with mineral deposits and mining claims, which provides the Company with the first-mover advantage to execute bilateral, non-brokered royalty acquisition transactions.

Database
$
Cost at:
December 31, 2020	1,837,500
December 31, 2021	1,837,500
December 31, 2022	1,837,500

Accumulated amortization at:
December 31, 2020	114,712
Additions	183,540
December 31, 2021	298,252
Additions	183,539
December 31, 2022	481,791

Net book value at:
December 31, 2021	1,539,248
December 31, 2022	1,355,709